Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net movement for the years ended December 31, 2021 and 2020, respectively are as follows (in USD thousands):

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2021	$890	$615	$1,799	$623	$3,927
Additions	2,447	608	421	420	3,896
Disposals	(49)	(85)	(294)	(31)	(459)
Currency Translation Adjustment	(28)	(22)	(71)	(5)	(126)
December 31, 2021	$3,260	$1,116	$1,855	$1,007	$7,238

Accumulated depreciation
January 1, 2021	$(258)	$(398)	$(1,230)	$(269)	$(2,155)
Additions	(352)	(119)	(341)	(130)	(942)
Disposals	29	85	292	31	437
Currency Translation Adjustment	11	14	51	9	85
December 31, 2021	$(570)	$(418)	$(1,228)	$(359)	$(2,575)
Net book value at December 31, 2021	$2,690	$698	$627	$648	$4,663

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2020	$664	$541	$1,817	$496	$3,518
Additions	201	19	101	130	451
Disposals	(50)	—	(266)	(54)	(370)
Currency Translation Adjustment	75	55	147	51	328
December 31, 2020	$890	$615	$1,799	$623	$3,927

Accumulated depreciation
January 1, 2020	$(130)	$(253)	$(1,030)	$(192)	$(1,605)
Additions	(157)	(112)	(347)	(109)	(725)
Disposals	50	—	263	54	367
Currency Translation Adjustment	(21)	(33)	(116)	(22)	(192)
December 31, 2020	$(258)	$(398)	$(1,230)	$(269)	$(2,155)
Net book value at December 31, 2020	$632	$217	$569	$354	$1,772